(38) SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

 (38)  SUBSEQUENT EVENTS

a.    Borrowings

From January 1, 2020 to the date of approval of these financial statements, the Company’s subsidiaries obtained borrowings with the following conditions and details:

	R$ thousand
Category Subsidiary	Released until March	Interest	Repayment	Utilization	Annual finance charges	Annual effective rate	Effective rate with derivatives
Foreign currency - Law 4.131
US$
CPFL Paulista	174,960	Quarterly	Annual from february 2023	Working capital reinforcement	USD + 2.39%	USD + 2.39%	CDI + 0.85%
CPFL Paulista	196,567	Quarterly	Single installment in february 2025	Working capital reinforcement	USD + 2.40%	USD + 2.40%	CDI + 0.89%
RGE	100,000	Semiannual	Single installment in january 2025	Working capital reinforcement	USD + 2.64%	USD + 2.64%	CDI + 0.90%
CPFL Brasil	107,000	Semiannual	Single installment in february 2023	Working capital reinforcement	USD + 1.83%	USD + 1.83%	CDI + 0.61%
CPFL Renováveis	120,000	Semiannual	Annual from february 2023	Working capital reinforcement	USD + 2.07%	USD + 2.07%	CDI + 0.80%
CPFL Santa Cruz	108,000	Semiannual	Annual from february 2023	Working capital reinforcement	USD + 2.07%	USD + 2.07%	CDI + 0.80%
RGE	418,280	Semiannual	Annual from february 2023	Working capital reinforcement	USD + 2.07%	USD + 2.07%	CDI + 0.80%
RGE	185,000	Quarterly	Annual from february 2023	Working capital reinforcement	USD + Libor 3M + 0.87%	USD + Libor 3M + 0.87%	CDI + 0.83%
RGE	225,497	Quarterly	Annual from february 2023	Working capital reinforcement	USD + 1.84% (1.94% in Mar/2021)	USD + 1.84% (1.94% in Mar/2021)	CDI + 0.85%
CPFL Paulista	274,046	Quarterly	Annual from february 2023	Working capital reinforcement	USD + Libor 3M + 0.99%	USD + Libor 3M + 0.99%	CDI + 0.80%

Euro
CPFL Piratininga	419,760	Quarterly	Single installment in march 2025	Working capital reinforcement	EURO + 0.70%	EURO + 0.70%	CDI + 0.83%
CPFL Paulista	534,880	Quarterly	Single installment in february 2023	Working capital reinforcement	EURO + 0.43%	EURO + 0.43%	CDI + 0.58%
CPFL Paulista	566,000	Quarterly	Single installment in march 2023	Working capital reinforcement	EURO + 0.57%	EURO + 0.57%	CDI + 1,10%

	3,429,989

b.    COVID-19

On March 11, 2020, the World Health Organization (WHO) declared the coronavirus (COVID-19) to be a pandemic. The outbreak triggered significant decisions from governments and private sector entities that added to the potential impact of the outbreak, increased the degree of uncertainty for economic agents and may impact financial statements. The world’s main economies and the main economic blocs are assessing significant stimulus packages to overcome the potential economic recession that the measures to mitigate the spread of COVID-19 may cause.

In Brazil, the executive and legislative branches of the government edited various acts to prevent and contain the pandemic, as well as to mitigate the respective economic impacts, particularly Legislative Decree No. 6, edited on March 20, 2020, which declared a state of public calamity. The state and municipal governments also edited various acts seeking to restrict the free movement of people and commercial and service activities, in addition to making emergency investments in the healthcare sector available.

Management has constantly assessed the impact of the outbreak on the operations and the equity and financial position of the Company and its subsidiaries, in order to implement the appropriate measures to mitigate the impact to operations. Up until the authorization date for the issuance of these financial statements, the following measures have been taken and the primary matters that are constantly being monitored are listed below:

o	Implementing temporary measures for employees, such as home office plans, adapting collective spaces to avoid agglomerations of people, and other applicable measures relating to health;
o	Negotiating with suppliers of equipment to evaluate delivery deadlines in light of the new scenario, being that so far there have not been any indications of significant risks of delay that could impact operations;
o	Evaluating contractual terms with financial institutions relating to loans and financing as well as supplier payments to mitigate any potential liquidity risks;
o	Monitoring the variations of market indexes that may affect loans, financing and debentures;
o	Evaluating potential renegotiations with customers, due to a possible macroeconomic downturn and a consequent reduction in energy consumption. Management’s expectation is that such renegotiations will be mostly directed towards temporary shifts in contracted quantities;
o	Monitoring possible over-contracting of the Group’s distributors due to load reductions and consequent energy surpluses exceeding the 5% provided for in the regulatory requirements;
o	Monitoring the default of the Group’s distributors, especially in light of the 90-day suspension beginning March 25, 2020 of the service interruption due to delinquency for certain consumers (residential and essential services, in accordance with the specific rules established by ANEEL). Management’s expectation is that most of this impact will be temporary, until the service interruption due to delinquency policies are reestablished and/or new possible actions to offset these impacts through regulatory mechanism may be implemented.

Due to the relevance and complexity of these matters from a regulatory perspective, many of these issues are being discussed with the regulatory agency, ANEEL.

The financial and economic effect on the Company and its subsidiaries during the course of the 2020 financial year will depend on the outcome of this crisis and its macroeconomic impacts, especially with respect to reductions in economic activity, as well as the extent of social isolation. The Company and its subsidiaries will continue to monitor the effects of the crisis and its impacts on their operations and financial statements constantly.